Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of Consolidation [Policy Text Block]

Principles of Consolidation

The audited consolidated financial statements include the accounts of YOU On Demand and (a) its wholly-owned subsidiary China Broadband, Ltd., ("CB Cayman"), (b) two wholly-owned subsidiaries of CB Cayman: Beijing China Broadband Network Technology Co., Ltd. (“WFOE”) and Sinotop Group Limited (“Sinotop Hong Kong”) and (c) six entities located in the PRC: Jinan Zhong Kuan, Jinan Broadband, Shandong Media, Sinotop, Zhong Hai Shi Xun Information Technology Co., Ltd. (“Zhong Hai Video”), and YOU On Demand (Beijing) Technology Co., Ltd. (“YOD WFOE”), which are controlled by the Company through contractual arrangements, as if they are majority owned subsidiaries of the Company. As of July 1, 2012, the Company deconsolidated Shandong Media as discussed below in Note 12. During the third quarter 2011, AdNet was also deconsolidated as a result of the Company’s termination of control as discussed below in Note 11. All material intercompany transactions and balances are eliminated in consolidation.

Investment in Unconsolidated Entities [Policy Text Block]

Investment in Unconsolidated Entities

The Company has two investments in the PRC entities. The consolidated financial statements include our original investment in this entity plus our share of undistributed earnings or losses, in the account “Investment in unconsolidated entities.”

Basis of Presentation [Policy Text Block]

Basis of Presentation

The Company's policy is to use the accrual method of accounting to prepare and present financial statements, which conform to the U.S. generally accepted accounting principles (U.S. GAAP).

Estimates [Policy Text Block]

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates relate to goodwill and intangible asset valuations and useful lives, contingent purchase consideration, warrant liabilities, inventory obsolescence, depreciation and allowance for uncollectible accounts receivable. These estimates may be adjusted as more current information becomes available, and any adjustment could be significant.

Cash and cash equivalents [Policy Text Block]	Cash and cash equivalents Cash and cash equivalents consist of cash on hand and marketable securities with original maturities of three months or less.
Accounts Receivable [Policy Text Block]	Accounts Receivable Accounts receivable are recognized and carried at original invoiced amount less an allowance for any uncollectible accounts.
Inventories [Policy Text Block]

Inventories

Inventories, consisting of cables, fiber, connecting material, power supplies and spare parts are stated at the lower of cost or market value, including provisions for obsolescence commensurate with known or estimated exposures. Inventories net of a valuation reserve are approximately $384,000 at December 31, 2012, and $414,000 at December 31, 2011 related to Jinan Broadband and was reclassified to current assets of discontinued operations as of December 31, 2012 and 1022. Cost is determined using the weighted average method.

Property and Equipment [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Expenditures for major renewals and betterments, which extend the original estimated economic useful lives or applicable assets, are capitalized. Expenditures for normal repairs and maintenance are charged to expense as incurred. The costs and related accumulated depreciation of assets sold or retired are removed from the accounts and any gain or loss thereon is reflected in operations. Depreciation is provided for on a straight-line basis over the estimated useful lives of the respective assets.

Licensed Content [Policy Text Block]

Licensed Content

The Company obtains content through content license agreements and revenue sharing agreements with studios and distributors. The license agreement may or may not be recognized in licensed content.

When the license fee is not known or reasonably determinable for a specific title, the title does not meet the criteria for recognition in licensed content in accordance with Financial Accounting Standards Boards (FASB) Accounting Standards Codification (ASC) Topic 920, Entertainment – Broadcasters . In the event, the license fee is not known or reasonably determinable for a specific title in content license agreements that do not specify the license fee per title, we expense as costs of revenues the greater of revenue sharing costs incurred through the end of the reporting period or the proportionate value of total minimum license fees expensed on a straight-line basis over the term of each license agreement. As the Company expenses license fees on a straight-line basis, it may result in deferred or prepaid license fees. Prepaid license fees are classified as an asset on the consolidated balance sheets as licensed content and deferred license fees are classified as a liability on the consolidated balance sheets as deferred license fees. Commitments for license agreements that do not meet the criteria for recognition in licensed content are included in Note 22 to the consolidated financial statements.

Intangible Assets [Policy Text Block]

Intangible Assets

Intangible assets are stated at acquisition fair value or cost less accumulated amortization. The Company amortizes its intangible assets with definite lives over their estimated useful lives and reviews these assets for impairment. The Company is currently amortizing its intangible assets with definite lives over periods generally ranging between 2.5 to 20 years. The publication rights, operating permits and charter/cooperation agreements are amortized over 20 years. Customer relationships, non-compete agreement, and software technology are amortized over 10 years, 2.5 years and 3 years, respectively. Software and licenses are amortized over 3 years and 5 years.

Website development costs [Policy Text Block]

Website development costs

Website development costs are stated at acquisition fair value or cost less accumulated amortization. The Company capitalizes website development costs associated with graphics design and development of the website application and infrastructure. Costs related to planning, content input, and website operations are expensed as incurred. The Company amortizes website development costs over three years and reviews these costs for impairment.

Goodwill [Policy Text Block]

Goodwill

In accordance with U.S. GAAP, the Company tests goodwill for impairment annually as of December 31 and whenever events or circumstances make it more likely than not that impairment may have occurred. The Company reviews goodwill for impairment based on its identified reporting units, which are defined as reportable segments or groupings of businesses one level below the reportable segment level. In September 2011, the FASB issued guidance on testing goodwill for impairment. The guidance provides entities with an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary.

In accordance with the guidance, the Company reviews goodwill for impairment by first assessing qualitative factors to determine whether the existence of events or circumstances made it more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is further tested for impairment by comparing the carrying value to the estimated fair value of its reporting units, determined using externally quoted prices (if available) or a discounted cash flow model and, when deemed necessary, a market approach. Significant assumptions inherent in the valuation methodologies for goodwill are employed and include, but are not limited to, such estimates as projected business results, growth rates, the Company’s weighted-average cost of capital, royalty and discount rates.

Impairment of Long-Lived Assets [Policy Text Block]

Impairment of Long-Lived Assets

Long-lived assets, including property, equipment, intangible assets, website development costs and goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Assets to be disposed of are separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale are presented separately in the appropriate asset and liability sections of the balance sheet.

Warrant Liabilities [Policy Text Block]

Warrant Liabilities

We account for derivative instruments and embedded derivative instruments in accordance with the accounting standard for Accounting for Derivative Instruments and Hedging Activities , as amended. The amended standard requires an entity to recognize all derivatives as either assets or liabilities in the statement of financial position and measure these instruments at fair value. Fair value is estimated using the Monte Carlo simulation method. We also follow accounting standards for the Accounting for Derivative Financial Instruments Indexed to and Potentially Settled in, a Company’s Own Stock , which requires freestanding contracts that are settled in a company’s own stock, including common stock warrants, to be designated as an equity instrument, asset or a liability. Under these provisions a contract designated as an asset or a liability must be carried at fair value, with any changes in fair value recorded in the results of operations. A contract designated as an equity instrument can be included in equity, with no fair value adjustments required. The asset/liability derivatives are valued on a quarterly basis using the Black-Scholes Pricing model. Significant assumptions used in the valuation included exercise dates, fair value for our common stock, volatility of our common stock and a proxy-free interest rate. Gains (losses) on warrants are included in “Changes in fair value of warrant liabilities in our consolidated statement of operations”.

Advertising & Marketing Expense [Policy Text Block]

Advertising & Marketing Expense

The Company expenses advertising and marketing costs as incurred, which are included in selling expense. Advertising and marketing costs were approximately $1,024,000 and $752,000 for the years ended December 31, 2012 and 2011, respectively.

Income Taxes [Policy Text Block]

Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Deferred taxes are recognized for the future tax consequences attributable to temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and income tax purposes using enacted rates expected to be in effect when such amounts are realized or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A tax valuation allowance is established, as needed to reduce net deferred tax assets to the amount expected to be realized. The Company also follows applicable guidance for accounting for uncertainty in income taxes.

The evaluation of a tax position is a two-step process. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement.

Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits and audits in the provision for income taxes in our consolidated statements of operation.

Revenue Recognition [Policy Text Block]

Revenue Recognition

Revenue is recorded as services are provided or publications are shipped to customers. The Company generally recognizes all revenues in the period in which the service is rendered or shipment is made, provided that persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collection is reasonably assured. The Company records deferred revenue for payments received from customers for the performance of future services and recognizes the associated revenue in the period that the services are performed.

Net Loss Per Share Attributable to YOU On Demand Shareholders [Policy Text Block]

Net Loss Per Share Attributable to YOU On Demand Shareholders

Basic and Diluted net loss per share attributable to YOU On Demand shareholders have been computed by dividing the net loss by the weighted average number of common shares outstanding. The assumed exercise of dilutive warrants, less the number of treasury shares assumed to be purchased from the proceeds of such exercises using the average market price of the Company’s common stock during each respective period, have been excluded from the calculation of diluted net loss per share as their effect would be antidilutive.

Foreign Currency Translation [Policy Text Block]

Foreign Currency Translation

The Company’s subsidiaries and VIEs located in China use its local currency (RMB) as its functional currency. Translation adjustments are reported as gains or losses in other comprehensive income or loss on the statement of comprehensive loss and accumulated as other comprehensive loss in the equity section of the balance sheet. The exchange rates used to translate amounts in functional currencies into USD for the purpose of preparing the consolidated financial statements were as follows:

	2012	2011
Period end RMB:USD exchange rate	6.3011	6.3588
Average RMB:USD exchange rate	6.3116	6.4688

The RMB is not freely convertible into other foreign currencies, and all foreign exchange transactions must take place through authorized institutions. There is no assurance that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

Economic and Political Risks [Policy Text Block]

Economic and Political Risks

The Company’s current operations are conducted in the PRC. Accordingly, the Company’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Concentrations of Credit Risk [Policy Text Block]

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of accounts receivable. The Company generally requires advance payments for internet services. Other concentrations of credit risk are limited due to the large customer base in Jinan, a sub-provincial city of Shandong province in the People’s Republic of China.

Fair value of Financial Instruments [Policy Text Block]

Fair value of Financial Instruments

The fair values of accounts receivable, prepaid expenses and accounts payable and accrued expenses are estimated to approximate the carrying values at December 31, 2012 and 2011 due to the short maturities of such instruments.

Stock-Based Compensation [Policy Text Block]

Stock-Based Compensation

The Company awards stock options and other equity-based instruments to its employees, Directors and consultants (collectively “share-based payments”). Compensation cost related to such awards is measured based on the fair value of the instrument on the grant date and is recognized on a straight-line basis over the requisite service period, which generally equals the vesting period. All of the Company’s stock-based compensation is based on grants of equity instruments and no liability awards have been granted.

Reportable Segment [Policy Text Block]

Reportable Segment

The Company operates under one reportable business segment, media, for which segment disclosure is consistent with the management decision-making process that determines the allocation of resources and the measuring of performance.

Recent Accounting Pronouncements [Policy Text Block]

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.